Supplement to the
Fidelity® Conservative Income Bond Fund
Institutional Class
October 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Ms. Walsh as of October 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$136,110	$1,295	$1,333
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Conservative Income Bond Fund ($11,044 (in millions) assets managed).

As of October 31, 2018, the dollar range of shares of Fidelity® Conservative Income Bond Fund beneficially owned by Ms. Walsh was $100,001 - $500,000.

FCV-IB-18-02 1.927860.106	December 21, 2018

Supplement to the
Fidelity® Conservative Income Bond Fund
October 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Ms. Walsh as of October 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$136,110	$1,295	$1,333
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Conservative Income Bond Fund ($11,044 (in millions) assets managed).

As of October 31, 2018, the dollar range of shares of Fidelity® Conservative Income Bond Fund beneficially owned by Ms. Walsh was $100,001 - $500,000.

FCVB-18-02 1.927859.106	December 21, 2018

Supplement to the
Fidelity Flex℠ Funds
Fidelity Flex℠ Conservative Income Bond Fund
October 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Ms. Walsh as of October 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$136,110	$1,295	$1,333
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Flex℠ Conservative Income Bond Fund ($54 (in millions) assets managed).

As of October 31, 2018, the dollar range of shares of Fidelity Flex℠ Conservative Income Bond Fund beneficially owned by Ms. Walsh was none.

ZCIB-18-01 1.9892886.100	December 21, 2018